Property, Plant and Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) m²	Dec. 31, 2019 USD ($)
Property, Plant and Equipment (Details) [Line Items]
Area of capitalized leasing rights from israel land administration | m²	16,880
Lease period with Israel Land Administration	2058
Extension option for lease with Israel Land Administration	49 years
Cost [Member]
Property, Plant and Equipment (Details) [Line Items]
Cost of facilities, machinery and equipment | $	$ 746	$ 493